Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of classes of share capital [line items]
Revenue	$ 3,058,109	$ 2,034,261	[1]	$ 2,368,085	[1]
Cost of sales	(4,142,019)	(2,910,428)	[1]	(2,778,222)	[1]
Impairment expense, net of reversals	(1,049,851)	(622,092)	[1]	(339,568)	[1]
Other cost of sales	(3,092,168)	(2,288,336)	[1]	(2,438,654)	[1]
Gross loss	(1,083,910)	(876,167)	[1]	(410,137)	[1]
Selling, general and administrative expense	(856,458)	(890,703)	[1]	(944,177)	[1]
Research and development expense	(77,636)	(38,350)	[1]	(157,280)	[1]
Other operating income	52,413	59,432	[1]	62,937	[1]
Other operating expense	(87,810)	(23,818)	[1]	(58,323)	[1]
Foreign exchange gains (losses) on operating activities, net	44,144	(43,705)	[1]	37,466	[1]
Operating loss	(2,009,257)	(1,813,311)	[1]	(1,469,514)	[1]
Finance income	8,996	23,879	[1]	32,329	[1]
Finance expense	(385,190)	(341,182)	[1]	(213,242)	[1]
Foreign exchange gains (losses) on financial activities, net	50,282	(52,603)	[1]	37,236	[1]
Fair value changes - Earn-out rights and Class C shares	23,391	129,124	[1]	465,168	[1]
Share of losses in associates	(49,145)	(4,970)	[1]	(43,304)	[1]
Loss before income taxes	(2,360,923)	(2,059,063)	[1]	(1,191,327)	[1]
Income tax benefit	3,692	9,166	[1]	9,452	[1]
Net loss	$ (2,357,231)	$ (2,049,897)	[1]	$ (1,181,875)	[1]
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.85)	$ (0.97)		$ (0.56)
Net loss per share - diluted (in dollars per share)	$ (0.85)	$ (0.97)		$ (0.56)
Items that may be subsequently reclassified to the Consolidated Statement of Comprehensive Loss:
Exchange rate differences from translation of foreign operations	$ 48,491	$ (37,513)	[1]	$ (10,143)	[1]
Total other comprehensive income (loss)	48,491	(37,513)	[1]	(10,143)	[1]
Total comprehensive loss	$ (2,308,740)	$ (2,087,410)	[1]	$ (1,192,018)	[1]
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.85)	$ (0.97)	[1]	$ (0.56)	[1]
Net loss per share - diluted (in dollars per share)	(0.85)	(0.97)	[1]	(0.56)	[1]
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.85)	(0.97)	[1]	(0.56)	[1]
Net loss per share - diluted (in dollars per share)	$ (0.85)	$ (0.97)	[1]	$ (0.56)	[1]

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).